UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	January 26, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	46
Form 13F Information Table Value Total: $106,925

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	252	4477	SH		SOLE			4477
Accenture Plc		SHS		G1151C101	292	5492	SH		SOLE			5492
Adobe Sys Inc.		COM		00724F101	908	32136	SH		SOLE			32136
American Elec Pwr Inc	COM		025537101	857	20735	SH		SOLE			20735
Banco Bradesco		ADR		059460303	213	12786	SH		SOLE			12786
Berkley W R Corp	COM		084423102	251	7307	SH		SOLE			7307
Caterpillar		COM		149123101	1024	11304	SH		SOLE			11304
Cenovus Energy Inc.	COM		15135U109	1996	60135	SH		SOLE			60135
Cheesecake Factory	COM		163072101	337	11496	SH		SOLE			11496
China Mobile Hong K	ADR		16941M109	1407	29006	SH		SOLE			29006
Cisco Sys Inc		COM		17275R102	2423	134004	SH		SOLE			134004
Ctrip.Com Intl Ltd	ADR		22943F100	1585	67752	SH		SOLE			67752
Devon Energy Corp	COM		25179M103	206	3329	SH		SOLE			3329
Dr Reddys Labs		ADR		256135203	1055	35851	SH		SOLE			35851
Duke Energy Corp	COM		26441C105	1451	65957	SH		SOLE			65957
First Solar Inc.	COM		336433107	2101	62240	SH		SOLE			62240
General Dynamics	COM		369550108	670	10095	SH		SOLE			10095
Gilead Sciences Inc	COM		375558103	1302	31802	SH		SOLE			31802
Himax Technologies	ADR		43289P106	11	10747	SH		SOLE			10747
Icon Pub LTD Co		ADR		45103T107	1004	58694	SH		SOLE			58694
Illinois Tool Wks Inc	COM		452308109	266	5694	SH		SOLE			5694
Intuitive Surgical   	COM		46120E602	2929	6327	SH		SOLE			6327
Itau Unibanco		ADR		465562106	2021	108895	SH		SOLE			108895
Kimberly Clark		COM		494368103	1361	18496	SH		SOLE			18496
Kohls Corp		COM		500255104	999	20237	SH		SOLE			20237
Logitech Intl		SHS		H50430232	543	69828	SH		SOLE			69828
NII Holdings Inc	CL B		62913F201	2487	116754	SH		SOLE			116754
Noble Corporation	SHS		H5833N103	207	6839	SH		SOLE			6839
Noble Energy		COM		655044105	1361	14414	SH		SOLE			14414
O Reilly Automotive	COM		67103H107	1912	23914	SH		SOLE			23914
Petroleo Brasilerio	ADR		71654V408	1907	76757	SH		SOLE			76757
Potash Corp		COM		73755L107	3135	75939	SH		SOLE			75939
PrShrs Shrt MSCI EAFE	ETF		74347R370	17468	339190	SH		SOLE			339190
PrShrs Short MSCI EM	ETF		74347R396	10045	300828	SH		SOLE			300828
ProShares Short QQQ	ETF		74347R602	2682	85714	SH		SOLE			85714
PrShrs Shrt R2000	ETF		74347R826	3176	107014	SH		SOLE			107014
PrShrs Shrt SP500	ETF		74347R503	10490	259584	SH		SOLE			259584
Qualcomm Inc		COM		747525103	2856	52210	SH		SOLE			52210
Syngenta AG		ADR		87160A100	1097	18617	SH		SOLE			18617
Sysco Corp		COM		871829107	1654	56399	SH		SOLE			56399
Theratechnologies	COM		88338H100	12866	4747540	SH		SOLE			4747540
Tortoise Energy		COM		89147L100	1133	28327	SH		SOLE			28327
Waters Corp		COM		941848103	1334	18020	SH		SOLE			18020
WisdmTr Dreyfus Yuan 	ETF		97717W182	3155	125236	SH		SOLE			125236
Xilinx Inc		COM		983919101	210	6562	SH		SOLE			6562
Yamana Gold Inc.	COM		98462Y100	285	19376	SH		SOLE			19376






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